Richard J. Coyle Partner	Chapman and Cutler llp 320 South Canal Street Chicago, IL 60606 T 312.845.3724 rcoyle@chapman.com

October 4, 2024

U.S. Securities and Exchange Commission

100 F Street, N.E.

 Washington, DC 20549

Re: Bitwise Funds Trust
(Registration Nos. 333-264900 and 811-23801)

Ladies and Gentlemen:

On behalf of Bitwise Funds Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 12 and under the Investment Company Act of 1940, as amended, Amendment No. 14 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Bitwise Bitcoin Optimum Roll Strategy ETF, Bitwise Ethereum Strategy ETF and Bitwise Bitcoin and Ether Equal Weight Strategy ETF, each a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3724.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Richard J. Coyle
Richard J. Coyle

Enclosures

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